Income Taxes Deferred Tax Liability Not Recognized (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Deferred Tax Liability Not Recognized [Line Items]
Deferred Tax Liability Not Recognized, Cumulative Amount of Temporary Difference	$ 1,194.5